Stockholders' Equity - Additional Information 2 (Detail) (2005 Contingent Stock Plan [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
2005 Contingent Stock Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Liabilities related to cash awards	$ 2.6
Weighted-average remaining contractual life of non-vested restricted stock shares	1 year 7 months 6 days
Weighted-average remaining contractual life of non-vested restricted stock units	1 year 8 months 12 days
Weighted-average remaining contractual life of non-vested cash awards	1 year 7 months 6 days